United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: June 30, 2009

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       July 30, 2009
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____73_______

Form 13F Information Table Value Total: $___85,803_____
                                          (thousands)

Johnston Lemon Asset Management, Inc.
13F FILING FOR SEC
Master Portfolio Group
30-June-09


COLUMN 1			COLUMN 2	COLUMN 3

NAME OF ISSUER			TITLE OF CLASS	CUSIP
3M Company			COMMON STOCK	88579Y101
Abbott Labs			COMMON STOCK	002824100
Air Products & Chemicals	COMMON STOCK	009158106
Allstate			COMMON STOCK	020002101
American Express		COMMON STOCK	025816109
AT&T				COMMON STOCK	00206R102
Aura Systems			COMMON STOCK	051526200
Automatic Data Processing	COMMON STOCK	053015103
Berkshire Hathaway		COMMON STOCK	084670108
Biotechnology Index Fund	ETFs		464287556
Blackrock Debt Strategies Fund	ETFs		09255R103
Boeing				COMMON STOCK	097023105
Castle Brands			COMMON STOCK	148435100
Caterpillar			COMMON STOCK	149123101
Chevron Texaco			COMMON STOCK	166764100
Cisco Systems			COMMON STOCK	17275R102
Coca Cola			COMMON STOCK	191216100
Colgate-Palmolive Co		COMMON STOCK	194162103
Comcast Cl A			COMMON STOCK	20030N101
ConocoPhilips			COMMON STOCK	20825C104
CVS				COMMON STOCK	126650100
Devon Energy 			COMMON STOCK	25179M103
Disney, Walt			COMMON STOCK	254687106
Dominion Resources		COMMON STOCK	25746U109
Duke Energy			COMMON STOCK	26441C105
Eli Lilly			COMMON STOCK	532457108
EMC				COMMON STOCK	268648102
Emerson Electric		COMMON STOCK	291011104
Exelon				COMMON STOCK	30161N101
Exiqon As Vedbaek 		COMMON STOCK	K34899102
Exxon Mobil			COMMON STOCK	30231G102
General Electric		COMMON STOCK	369604103
Google				COMMON STOCK	38259P508
GTSI				COMMON STOCK	36238K103
Honeywell			COMMON STOCK	438516106
Hooper Holmes			COMMON STOCK	439104100
Illinois Tool Works		COMMON STOCK	452308109
International Business Machine	COMMON STOCK	459200101
iShares Goldman Sachs Semicond	ETFs		464287523
iShares High Yield Corporate B	ETFs		464288513
iShares Lehman 1-3 Year Treasu	ETFs		464287457
iShares Lehman TIP Bond Fund	ETFs		464287176
iShares MSCI EAFE Index fund	ETFs		464287465
iShares MSCI Emerging Markets 	ETFs		464287234
iShares MSCI Japan Index	ETFs		464286848
iShares S&P 500 Index		ETFs		464287200
iShares Trust Dow Jones US Tec	ETFs		464287721
Johnson & Johnson		COMMON STOCK	478160104
JP Morgan Chase			COMMON STOCK	46625H100
Kimberly-Clark			COMMON STOCK	494368103
Lincoln National		COMMON STOCK	534187109
Marathon Oil			COMMON STOCK	565849106
Microsoft 			COMMON STOCK	594918104
Nike				COMMON STOCK	654106103
Occidental Petroleum 		COMMON STOCK	674599105
Omnicom Group			COMMON STOCK	681919106
Pepsico				COMMON STOCK	713448108
Philip Morris International	COMMON STOCK	718172109
Procter & Gamble		COMMON STOCK	742718109
Raytheon			COMMON STOCK	755111507
S&P 400 Midcap Index Trust	ETFs		595635103
S&P Technology Sector SPDR	ETFs		81369Y803
Sandy Spring Bancorp		COMMON STOCK	800363103
Schlumberger			COMMON STOCK	806857108
St. Jude Medical		COMMON STOCK	790849103
SunTrust Banks			COMMON STOCK	867914103
Texas Instruments		COMMON STOCK	882508104
United Parcel Service		COMMON STOCK	911312106
United Technologies		COMMON STOCK	913017109
Unitedhealth Group 		COMMON STOCK	91324P102
Verizon				COMMON STOCK	92343V104
Wal Mart Stores			COMMON STOCK	931142103
Wells Fargo			COMMON STOCK	949746101


COLUMN 1			COLUMN 4 COLUMN 5 COLUMN 6
				VALUE		  INVESTMENT
NAME OF ISSUER	 		(X$1000) SHARES   DISCRETION
3M Company			1795	 29870	  SOLE
Abbott Labs			1579	 33570	  SOLE
Air Products & Chemicals	1891	 29280	  SOLE
Allstate			600	 24610	  SOLE
American Express		651	 28000	  SOLE
AT&T				976	 39301	  SOLE
Aura Systems			9	 10000	  SOLE
Automatic Data Processing	1144	 32268	  SOLE
Berkshire Hathaway		1350	 15	  SOLE
Biotechnology Index Fund	1521	 20910	  SOLE
Blackrock Debt Strategies Fund	171	 57300	  SOLE
Boeing				333	 7834	  SOLE
Castle Brands			3	 11700	  SOLE
Caterpillar			241	 7300	  SOLE
Chevron Texaco			2627	 39647	  SOLE
Cisco Systems			432	 23200	  SOLE
Coca Cola			1197	 24951	  SOLE
Colgate-Palmolive Co		840	 11875	  SOLE
Comcast Cl A			160	 11050	  SOLE
ConocoPhilips			1564	 37185	  SOLE
CVS				421	 13225	  SOLE
Devon Energy 			1021	 18725	  SOLE
Disney, Walt			1249	 53540	  SOLE
Dominion Resources		456	 13650	  SOLE
Duke Energy			346	 23732	  SOLE
Eli Lilly			1097	 31675	  SOLE
EMC				527	 40250	  SOLE
Emerson Electric		1336	 41230	  SOLE
Exelon				1275	 24900	  SOLE
Exiqon As Vedbaek 		115	 42202	  SOLE
Exxon Mobil			2869	 41045	  SOLE
General Electric		1119	 95494	  SOLE
Google				413	 980	  SOLE
GTSI				54	 10000	  SOLE
Honeywell			1011	 32200	  SOLE
Hooper Holmes			4	 10000	  SOLE
Illinois Tool Works		346	 9269	  SOLE
International Business Machine	2208	 21149	  SOLE
iShares Goldman Sachs Semicond	381	 10400	  SOLE
iShares High Yield Corporate B	2424	 30410	  SOLE
iShares Lehman 1-3 Year Treasu	419	 5000	  SOLE
iShares Lehman TIP Bond Fund	4327	 42570	  SOLE
iShares MSCI EAFE Index fund	2380	 51944	  SOLE
iShares MSCI Emerging Markets 	1066	 33070	  SOLE
iShares MSCI Japan Index	541	 57410	  SOLE
iShares S&P 500 Index		996	 10790	  SOLE
iShares Trust Dow Jones US Tec	2087	 46910	  SOLE
Johnson & Johnson		3095	 54489	  SOLE
JP Morgan Chase			1938	 56802	  SOLE
Kimberly-Clark			561	 10700	  SOLE
Lincoln National		257	 14920	  SOLE
Marathon Oil			698	 23170	  SOLE
Microsoft 			1995	 83923	  SOLE
Nike				845	 16320	  SOLE
Occidental Petroleum 		523	 7950	  SOLE
Omnicom Group			572	 18122	  SOLE
Pepsico				1324	 24088	  SOLE
Philip Morris International	452	 10365	  SOLE
Procter & Gamble		1961	 38380	  SOLE
Raytheon			363	 8170	  SOLE
S&P 400 Midcap Index Trust	705	 6700	  SOLE
S&P Technology Sector SPDR	669	 36750	  SOLE
Sandy Spring Bancorp		198	 13481	  SOLE
Schlumberger			1406	 25980	  SOLE
St. Jude Medical		1009	 24550	  SOLE
SunTrust Banks			7449	 452829	  SOLE
Texas Instruments		821	 38560	  SOLE
United Parcel Service		348	 6955	  SOLE
United Technologies		2392	 46040	  SOLE
Unitedhealth Group 		2624	 105034	  SOLE
Verizon				2001	 65126	  SOLE
Wal Mart Stores			988	 20400	  SOLE
Wells Fargo			1037	 42730	  SOLE


COLUMN 1			COLUMN 7	 COLUMN 8
				OTHER	        VOTING AUTHORITY
NAME OF ISSUER			MANAGERS 	SOLE    SHARED  NONE
3M Company			NONE		28970	0	900
Abbott Labs			NONE		32570	0	1000
Air Products & Chemicals	NONE		28130	0	1150
Allstate			NONE		24160	0	450
American Express		NONE		26850	0	1150
AT&T				NONE		37801	0	1500
Aura Systems			NONE		10000	0	0
Automatic Data Processing	NONE		31618	0	650
Berkshire Hathaway		NONE		1	0	14
Biotechnology Index Fund	NONE		20560	0	350
Blackrock Debt Strategies Fund	NONE		57300	0	0
Boeing				NONE		7634	0	200
Castle Brands			NONE		0	0	11700
Caterpillar			NONE		7300	0	0
Chevron Texaco			NONE		36588	0	3059
Cisco Systems			NONE		21800	0	1400
Coca Cola			NONE		24451	0	500
Colgate-Palmolive Co		NONE		11575	0	300
Comcast Cl A			NONE		11050	0	0
ConocoPhilips			NONE		36685	0	500
CVS				NONE		12875	0	350
Devon Energy 			NONE		18425	0	300
Disney, Walt			NONE		52040	0	1500
Dominion Resources		NONE		12050	0	1600
Duke Energy			NONE		21408	0	2324
Eli Lilly			NONE		31075	0	600
EMC				NONE		38250	0	2000
Emerson Electric		NONE		38130	0	3100
Exelon				NONE		23900	0	1000
Exiqon As Vedbaek 		NONE		0	0	42202
Exxon Mobil			NONE		36445	0	4600
General Electric		NONE		78894	0	16600
Google				NONE		730	0	250
GTSI				NONE		10000	0	0
Honeywell			NONE		31000	0	1200
Hooper Holmes			NONE		0	0	10000
Illinois Tool Works		NONE		9269	0	0
International Business Machine	NONE		19529	0	1620
iShares Goldman Sachs Semicond	NONE		10000	0	400
iShares High Yield Corporate B	NONE		29010	0	1400
iShares Lehman 1-3 Year Treasu	NONE		5000	0	0
iShares Lehman TIP Bond Fund	NONE		40920	0	1650
iShares MSCI EAFE Index fund	NONE		50544	0	1400
iShares MSCI Emerging Markets 	NONE		31570	0	1500
iShares MSCI Japan Index	NONE		55510	0	1900
iShares S&P 500 Index		NONE		10790	0	0
iShares Trust Dow Jones US Tec	NONE		46310	0	600
Johnson & Johnson		NONE		51389	0	3100
JP Morgan Chase			NONE		55652	0	1150
Kimberly-Clark			NONE		10500	0	200
Lincoln National		NONE		14270	0	650
Marathon Oil			NONE		22170	0	1000
Microsoft 			NONE		79173	0	4750
Nike				NONE		16070	0	250
Occidental Petroleum 		NONE		7950	0	0
Omnicom Group			NONE		18122	0	0
Pepsico				NONE		23588	0	500
Philip Morris International	NONE		10215	0	150
Procter & Gamble		NONE		36480	0	1900
Raytheon			NONE		8170	0	0
S&P 400 Midcap Index Trust	NONE		6700	0	0
S&P Technology Sector SPDR	NONE		35250	0	1500
Sandy Spring Bancorp		NONE		13481	0	0
Schlumberger			NONE		24030	0	1950
St. Jude Medical		NONE		24450	0	100
SunTrust Banks			NONE		452829	0	0
Texas Instruments		NONE		38360	0	200
United Parcel Service		NONE		6955	0	0
United Technologies		NONE		44340	0	1700
Unitedhealth Group 		NONE		102984	0	2050
Verizon				NONE		63228	0	1898
Wal Mart Stores			NONE		19600	0	800
Wells Fargo			NONE		41030	0	1700